SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total	$ 596,833	$ 47,772	$ 3,621
Option Agreement [Member]
Total	500,000
Other Current Assets [Member]
Total	$ 96,833	$ 47,772	$ 3,621